Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Common Share [Abstract]
Net Income	$ 6,484	$ 7,563
Less: Deemed dividend equivalents on Series G Preferred Shares related to redemption value	(2,100)	0
Less: Dividends of Series G Preferred Shares	(529)	0
Net Income attributable to common shareholders	$ 3,855	$ 7,563
Weighted average common shares outstanding, basic (in shares)	5,708,877	4,626,197
Effect of dilutive securities:
Series G Preferred Shares (in shares)	5,003,900	0
Weighted average common shares outstanding, diluted (in shares)	10,712,777	4,626,197
Earnings per share, basic (in dollars per share)	$ 0.68	$ 1.63
Earnings per share, diluted (in dollars per share)	$ 0.61	$ 1.63
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	9,559,855	5,322,821